Long-Term Debt, net (Tables)	6 Months Ended
Jun. 30, 2025
Long-Term Debt, net
Schedule of long-term debt, net

Long-term debt, net consisted of the following (in thousands):

	Balance as of	Balance as of
Credit Facility	June 30, 2025	December 31, 2024
BNP Paribas/Credit Agricole $130 mil. Facility	$82,400	$86,200
Alpha Bank $55.25 mil. Facility	36,500	40,250
Syndicated $450.0 mil. Facility	388,660	355,330
Citibank $382.5 mil. Revolving Credit Facility	—	—
Syndicated $850.0 mil. Facility	—	—
Senior unsecured notes	262,766	262,766
Total long-term debt	$770,326	$744,546
Less: Deferred finance costs, net	(9,132)	(9,763)
Less: Current portion	(37,660)	(35,220)
Total long-term debt net of current portion and deferred finance costs	$723,534	$699,563

Schedule of debt maturities of long-term debt

The scheduled debt maturities of long-term debt subsequent to June 30, 2025 are as follows (in thousands):

Principal
Payments due by period ending	repayments
June 30, 2026	$37,660
June 30, 2027	104,860
June 30, 2028	306,826
June 30, 2029	153,260
June 30, 2030	167,720
Total long-term debt	$770,326